CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Surplus	Retained earnings	Treasury Stock	Accumulated other comprehensive income (loss)
Beginning Balance at Dec. 31, 2014	$ 4,267,382	$ 1,036	$ 50,160	$ 4,196,458	$ 253,717	$ (4,117)	$ (229,872)
Net Income	895,344				895,344
Issuance of stock	6,226	2		6,224
Tax windfall benefit (shortfall expense) on vesting of restricted stock	169			169
Repurchase of TARP related warrants				0
Dividends declared:
Dividends, Common Stock, Cash	(31,076)				(31,076)
Dividends, Preferred Stock, Cash	(3,723)				(3,723)
Common stock purchases	(2,086)					(2,086)
Common stock reissuance	102					102
Other comprehensive loss, net of tax	(27,014)						(27,014)
Transfer to statutory reserve	0			26,305	(26,305)
Ending Balance at Dec. 31, 2015	5,105,324	1,038	50,160	4,229,156	1,087,957	(6,101)	(256,886)
Net Income	216,691				216,691
Issuance of stock	7,437	2		7,435
Tax windfall benefit (shortfall expense) on vesting of restricted stock	47			47
Dividends declared:
Dividends, Common Stock, Cash	(62,234)				(62,234)
Dividends, Preferred Stock, Cash	(3,723)				(3,723)
Common stock purchases	(2,202)					(2,202)
Common stock reissuance	17					17
Other comprehensive loss, net of tax	(63,400)						(63,400)
Transfer to statutory reserve	0			18,384	(18,384)
Ending Balance at Dec. 31, 2016	5,197,957	1,040	50,160	4,255,022	1,220,307	(8,286)	(320,286)
Net Income	107,681				107,681
Issuance of stock	6,947	2		6,945
Tax windfall benefit (shortfall expense) on vesting of restricted stock	0			0
Dividends declared:
Dividends, Common Stock, Cash	(102,136)				(102,136)
Dividends, Preferred Stock, Cash	(3,723)				(3,723)
Common stock purchases	(77,420)			4,518		(81,938)
Common stock reissuance	69			(13)		82
Stock based compensation	4,896			4,896
Other comprehensive loss, net of tax	(30,366)						(30,366)
Transfer to statutory reserve	0			27,135	(27,135)
Ending Balance at Dec. 31, 2017	$ 5,103,905	$ 1,042	$ 50,160	$ 4,298,503	$ 1,194,994	$ (90,142)	$ (350,652)